Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2016	Aug. 30, 2016
Document And Entity Information
Entity Registrant Name	American Cannabis Company, Inc.
Entity Central Index Key	0000945617
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		46,663,474
Document Fiscal Year Focus	2016